Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2018 USD ($)
PRC
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 63,440,959
Tax loss carry forwards expiring in 2019	373,498
Tax loss carry forwards expiring in 2020	2,164,351
Tax loss carry forwards expiring in 2021	7,010,971
Tax loss carry forwards expiring in 2022	14,169,491
Tax loss carry forwards expiring in 2023	3,411,002
Thereafter	36,311,646
Hong Kong
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 10,926,693